Property and Equipment, Net Property and Equipment, Net - Additional Information (Details) m² in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense capitalized	$ 2	$ 14	$ 21
Other direct costs capitalized	$ 15	$ 20	$ 24
Venetian Macau Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Area subject to reversion to the Macao government | m²	136
% of area subject to reversion	4.70%